Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Equity [abstract]
Perpetual subordinated bonds	¥ 599,728		¥ 599,522
Total equity attributable to other equity instruments holders	¥ 599,728	¥ 599,522	¥ 599,522